Expense Example - Large-Cap Value ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	174	539	928	2,019	274	841	1,435	3,041